Impairment testing of goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Impairment testing of goodwill and intangible assets
Summary of movements in goodwill and intangible assets with indefinite life

	Goodwill		Indefinite life
	Payment services	Flocktory	license	Total
As of December 31, 2019	6,336	726	183	7,245
Addition	22	—	—	22
As of December 31, 2020	6,358	726	183	7,267
Addition	—	—	—	—
As of December 31, 2021	6,358	726	183	7,267